Mezzanine Equity, Series F Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 16, 2022	Mar. 16, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 17, 2022
Mezzanine Equity [Abstract]
Issuance of preferred shares (in shares)				7,200,000	2,188	14,350
Shares redeemed (in shares)				1,349,252		21,364
Redemption amount			$ 86,351	$ 86,351	$ 16,142
Deemed dividend related to redemption value				$ 14,400	$ 437	$ 3,099
Series F Preferred Shares [Member]
Mezzanine Equity [Abstract]
Issuance of preferred shares (in shares)	7,200,000
Number of common shares that can be voted for each preferred share (in shares)				10
Liquidation preference (in dollars per share)			$ 10	$ 10
Redemption premium percentage				20.00%
Minimum voting rights percentage				50.00%
Dividend rate				13.50%
Percentage of Liquidation Amount used to calculate one-time cash dividend				4.00%
Deemed dividend related to redemption value		$ 14,400
Dividends declared				$ 10,344
Series F Preferred Shares [Member] | Maximum [Member]
Mezzanine Equity [Abstract]
Redemption premium percentage				40.00%
Redemption amount	$ 86,400	86,400
Africanus [Member]
Mezzanine Equity [Abstract]
Shipbuilding costs to be assumed							$ 47,630
Due to related parties settled with issuance of preferred shares	$ 24,370	$ 24,370
Africanus [Member] | Maximum [Member]
Mezzanine Equity [Abstract]
Remaining payment obligations							$ 27,978
Africanus [Member] | Series F Preferred Shares [Member]
Mezzanine Equity [Abstract]
Preferred shares to be sold (in shares)							7,560,759
Shares redeemed (in shares)			1,349,252
Shares redeemed			$ 16,191
Dividends declared				$ 10,344